Earnings (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net Income	$ 3,213,386	$ 28,924,803	$ 20,241,623
Accretion of redeemable convertible preferred shares	(1,577,026)	(1,940,252)	(1,127,052)
Dividends distributed to redeemable convertible preferred shareholders	(3,704,083)
Distribution to the shareholders of FYXTech BVI and Shenzhen Yale in connection with the Reorganization			(18,146,091)
Numerator for basic and diluted earnings (loss) per share calculation	$ (2,067,723)	$ 15,891,041	$ (9,083,084)
Weighted average number of ordinary shares	91,755,810	73,393,941	73,393,941
Denominator for basic and diluted earnings (loss) per share calculation	91,755,810	73,393,941	73,393,941
—Basic and diluted	$ (0.02)	$ 0.22	$ (0.12)
Class A Redeemable Convertible Preferred Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Deemed dividend			$ (2,700,000)
Class C Redeemable Convertible Preferred Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Deemed dividend			(3,781,363)
Series Pre A Redeemable Convertible Preferred Shares [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Deemed dividend			$ (3,570,201)
Redeemable Convertible Preferred Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Earnings attributable to redeemable convertible preferred shareholders		$ (11,093,510)